CONDENSED CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	May 31, 2014	Nov. 30, 2013	Nov. 30, 2012
Common Stock, par or stated value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common Stock, shares issued	54,244,914	51,144,621	49,117,903
Common Stock, shares outstanding	54,244,914	51,144,621	49,117,903